Segmental and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net revenues	$ 23,716,978	$ 25,973,963	$ 16,192,503
Net revenues from related parties	13,857,014	21,066,741	9,146,994
Total net revenues	37,573,992	47,040,704	25,339,497
Products [Member]
Segment Reporting Information [Line Items]
Net revenues	2,152,846	1,387,955	3,771,573
Projects [Member]
Segment Reporting Information [Line Items]
Net revenues	16,906,709	6,223,293	4,425,596
Services [Member]
Segment Reporting Information [Line Items]
Net revenues	4,657,423	18,362,715	7,995,334
Products - Related Parties [Member]
Segment Reporting Information [Line Items]
Net revenues from related parties	796,121	304,938	229,367
Projects - Related Parties [Member]
Segment Reporting Information [Line Items]
Net revenues from related parties	$ 13,060,893	$ 20,761,803	$ 8,917,627